Subsequent events (Details Narrative) - USD ($)		12 Months Ended
	Jan. 06, 2022	Dec. 31, 2021	Apr. 30, 2022	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Borrowings		$ 147,243,000		$ 97,454,000
Event After The Reporting Period One [Member] | Acquisition Olivia [Member]
IfrsStatementLineItems [Line Items]
Total purchase price		72,000
Consideration paid (received)		12,240
Shares consideration		$ 59,760
Event After The Reporting Period One [Member] | Green Shoe [Member] | Ordinary Class A Shares [Member]
IfrsStatementLineItems [Line Items]
Additional received capital	$ 247,998,000
Incurred cost	$ 3,985
Event After The Reporting Period One [Member] | Syndicated Credit Facility [Member] | Colombia And Mexico [Member]
IfrsStatementLineItems [Line Items]
Borrowings			$ 650,000